Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions
The following table summarizes the major and minor property acquisitions and dispositions:

($ millions)	Kaybob Duvernay Acquisition	Southeast Saskatchewan Disposition	Other minor dispositions, net
Cash	(676.1)	85.9	11.3
Common shares	(264.5)	—	—
Consideration (paid) received	(940.6)	85.9	11.3

Exploration and evaluation	18.5	—	(5.3)
Property, plant and equipment	951.7	(219.6)	(22.0)
Goodwill	—	(10.6)	(1.2)
Decommissioning liability	(29.6)	218.3	1.6
Fair value of net assets acquired (Carrying value of net assets disposed)	940.6	(11.9)	(26.9)

Gain (loss) on capital dispositions	—	74.0	(15.6)